EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 17 -	EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were $17,018, $18,235 and $17,568 for the years ended June 30, 2015, 2016 and 2017, respectively. These schemes were accounted for as defined contribution plans.